Other Assets (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Pre-contract costs	$ 285,997	$ 334,134
Other prepaid expenses	90,374	38,940
Total	$ 376,371	$ 373,074